Assets and Liabilities Held for Sale and Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Held for Sale and Discontinued Operations
ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS
Assets and liabilities held for sale at March 22, 2014 and December 28, 2013 were as follows (in millions):

	March 22, 2014	December 28, 2013
Assets held for sale:
Dominick's property, net, held for sale	$97.6	$136.7
Other United States real estate assets held for sale	10.1	7.2
Total assets held for sale	$107.7	$143.9

Liabilities held for sale:
Dominick's:
Deferred gain on property dispositions	$15.6	$9.0
Obligations under capital leases	—	5.2
Deferred rent	0.2	2.6
Other liabilities	0.2	1.4
Total liabilities held for sale*	$16.0	$18.2
*Included in Other Accrued Liabilities on the consolidated balance sheet.
The notes to the consolidated financial statements exclude discontinued operations, unless otherwise noted. Historical financial information for Canada Safeway Limited ("CSL"), Dominick's and Blackhawk presented in the consolidated income statements has been reclassified to discontinued operations to conform to current-year presentation.
The financial results of discontinued operations for the 12 weeks ended March 22, 2014 and March 23, 2013 were as follows (in millions):

	March 22, 2014	March 23, 2013
Sales and other revenue:
CSL	$—	$1,493.2
Dominick's	7.3	329.9
Blackhawk	223.2	$175.7
Total	$230.5	$1,998.8

(Loss) income from discontinued operations, before income taxes:
CSL	$—	$76.2
Dominick's	(61.8)	(11.3)
Blackhawk	(5.7)	$0.4
Total	$(67.5)	$65.3

(Loss) gain on sale or disposal of operations, net of lease exit costs, before income taxes:
CSL	(5.1)	—
Dominick's	42.1	—
Total	$37.0	$—

Total (loss) income from discontinued operations before income taxes [1]	$(30.5)	$65.3
Income taxes on discontinued operations	15.6	(6.1)
(Loss) income from discontinued operations, net of tax	$(14.9)	$59.2

During the fourth quarter of 2013, the Company sold or closed all stores in the Dominick’s division. In 2013, cash proceeds on the sale of Dominick’s stores were $72.2 million, with a pre-tax loss of $493.1 million (including a $310.8 million charge described in the succeeding paragraph). In the first quarter of 2014, cash proceeds on the sale Dominick’s stores were $78.3 million, with a pre-tax gain of $42.1 million.

As previously reported, Safeway participated in four multiemployer pension plans on which withdrawal liability is expected to be incurred due to the Dominick's closure. During the fourth quarter of 2013, the Company recorded expense of $310.8 million to discontinued operations, which represented the estimated multiemployer pension plan withdrawal liability. The withdrawal liability recorded during 2013 was based on information available to the Company at the time, without having yet received demand letters from the related multiemployer pension plans.  In April 2014, the Company received two demand letters, which resulted in the Company increasing the multiemployer pension plan withdrawal liability by $33.8 million ($21.1 million after tax) in the first quarter of 2014 (included in loss from discontinued operations in the condensed consolidated statement of operations). As of March 22, 2014, the estimated multi-employer pension plan withdrawal liability (included in Accrued Claims and Other Liabilities with a current portion in Other Accrued Liabilities in the condensed consolidated balance sheet) was $347.3 million, as compared to $310.8 million at December 28, 2013. Withdrawal liability is generally paid over time, and as such the Company expects to pay in the range of $10 million to $20 million per year, varying by year, for approximately 20 years. The final amount of the withdrawal liability due will be adjusted once final assessments have been received from the plans and the amount of the related payments are known. Such adjustment may be significantly greater than the amount recorded based on our actuarial estimate. Demand letters from the other two multiemployer pension plans may be received in 2014, or later.

Assets and Liabilities Held for Sale and Discontinued Operations
Assets and Liabilities Held for Sale In the fourth quarter of 2013, the Company announced its intention to exit the Chicago market, where it operated 72 Dominick's stores. During the fourth quarter of 2013, the Company sold or closed its Dominick's stores. Certain Dominick's properties were classified as held for sale at year end. Additionally, the Company had other real estate assets held for sale at December 28, 2013. Assets and liabilities held for sale at December 28, 2013 were as follows (in millions):

December 28, 2013
Assets held for sale:
Dominick's property, net, held for sale	$136.7
Other United States real estate assets held for sale	7.2
Total assets held for sale	$143.9

December 28, 2013
Liabilities held for sale:
Dominick's
Deferred gain on property dispositions	$9.0
Obligations under capital leases	5.2
Deferred rent	2.6
Other liabilities	1.4
Total liabilities held for sale (1)	$18.2

(1)	Included in Other Accrued Liabilities on the consolidated balance sheet.
Discontinued Operations
Sale of Canadian Operations On November 3, 2013, Safeway completed the Sale of Canadian Operations to Sobeys for CAD5.8 billion (USD5.6 billion) in cash plus the assumption of certain liabilities.
Dominick's During the fourth quarter of 2013, Safeway sold or closed all Dominick's stores. In 2013, cash proceeds on the sale of these stores were $72.2 million, with a pre-tax loss of $493.1 million. Included in the loss is a $310.8 million charge which represents the estimated multiemployer pension plan withdrawal liability. See Note N.
Blackhawk On March 24, 2014, Safeway's Board of Directors declared a special stock dividend to its stockholders of all of the 37.8 million shares of Class B common stock of Blackhawk owned by Safeway, representing approximately 94.2% of the total outstanding shares of Blackhawk's Class B common stock and approximately 72.0% of the total number of shares of Blackhawk common stock of all classes outstanding.  On April 14, 2014, Safeway distributed the special stock dividend to all Safeway stockholders of record on April 3, 2014 (the "Record Date").  The distribution took place in the form of a pro rata dividend of Blackhawk Class B common stock to each Safeway stockholder of record on the Record Date.
Genuardi's In January 2012, Safeway announced the planned sale or closure of its Genuardi’s stores, located in the Eastern United States. These transactions were completed during 2012 with cash proceeds of $107.0 million and a pre-tax gain of $52.4 million ($31.9 million after tax).
The notes to the consolidated financial statements exclude discontinued operations, unless otherwise noted. Historical financial information for CSL, Dominick's and Blackhawk presented in the consolidated income statements has been reclassified to discontinued operations. The historical operating results of Genuardi's stores have not been reflected in discontinued operations because the historical financial operating results were not material to the Company's consolidated financial statements for all periods presented. Financial information for discontinued operations is shown below (in millions):

	2013	2012	2011
Sales and other revenue:
CSL (1)	$5,447.9	$6,695.8	$6,726.9
Dominick's	1,394.8	1,465.2	1,568.6
Blackhawk	1,074.2	906.8	701.1
Total	$7,916.9	$9,067.8	$8,996.6

Income (loss) from discontinued operations, before income taxes:
CSL (1)	$286.2	$442.3	$462.3
Dominick's	(92.0)	(50.4)	(38.7)
Blackhawk	84.4	74.2	60.5
Total	$278.6	$466.1	$484.1

Gain (loss) on sale or disposal of operations, net of lease exit costs, before income taxes:
CSL (2)	$4,783.1	$—	$—
Dominick's	(493.1)	—	—
Genuardi's	—	52.4	—
Total	$4,290.0	$52.4	$—

Total income from discontinued operations before income taxes	$4,568.6	$518.5	$484.1
Income taxes on discontinued operations	(1,263.5)	(169.6)	(295.4)
Income from discontinued operations, net of tax	$3,305.1	$348.9	$188.7

(1) For CSL, 2013 reflects 44 weeks of activity compared to 52 weeks in 2012 and 2011.
(2) In accordance with ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity," the Company transferred the cumulative translation adjustment relating to Canadian operations from Accumulated Other Comprehensive Loss on the balance sheet to gain on the Sale of Canadian Operations.